Investments - Cost, Gross Unrealized Gains and Losses, and Estimated Fair Value of Trading Investments in Fixed Income Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Schedule of Trading Securities and Other Trading Items [Line Items]
Debt Securities, Trading, Amortized Cost	$ 1,527.0	$ 1,576.7
High yield loans
Schedule of Trading Securities and Other Trading Items [Line Items]
Debt Securities, Trading, Amortized Cost	90.8	90.2
Gross Unrealized Gains	1.3	0.2
Gross Unrealized Losses	0.0	(2.1)
Fair market value, trading	92.1	88.3
Fixed income securities - trading
Schedule of Trading Securities and Other Trading Items [Line Items]
Debt Securities, Trading, Amortized Cost	1,527.0	1,576.7
Gross Unrealized Gains	4.7	0.7
Gross Unrealized Losses	(46.0)	(101.9)
Fair market value, trading	1,485.7	1,475.5
Short-term investments
Schedule of Trading Securities and Other Trading Items [Line Items]
Debt Securities, Trading, Amortized Cost	2.1	6.3
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	0.0
Fair market value, trading	2.1	6.3
Catastrophe Bonds
Schedule of Trading Securities and Other Trading Items [Line Items]
Debt Securities, Trading, Amortized Cost	1.6	5.1
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	(2.2)
Fair market value, trading	1.6	2.9
Commercial mortgage loans
Schedule of Trading Securities and Other Trading Items [Line Items]
Debt Securities, Trading, Amortized Cost	293.2	312.6
Gross Unrealized Gains	1.0	0.6
Gross Unrealized Losses	(19.3)	(1.1)
Fair market value, trading	274.9	312.1
Middle market loans
Schedule of Trading Securities and Other Trading Items [Line Items]
Debt Securities, Trading, Amortized Cost	85.9	109.0
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	(1.1)	(2.1)
Fair market value, trading	84.8	106.9
Securities, asset-backed
Schedule of Trading Securities and Other Trading Items [Line Items]
Debt Securities, Trading, Amortized Cost	83.1	68.8
Gross Unrealized Gains	0.4	0.0
Gross Unrealized Losses	(0.6)	(2.0)
Fair market value, trading	82.9	66.8
Global corporates securities
Schedule of Trading Securities and Other Trading Items [Line Items]
Debt Securities, Trading, Amortized Cost	14.7	15.1
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	(0.3)	(0.1)
Fair market value, trading	14.4	15.0
Equity securities — Trading
Schedule of Trading Securities and Other Trading Items [Line Items]
Debt Securities, Trading, Amortized Cost		6.6
Gross Unrealized Gains		0.0
Gross Unrealized Losses		0.0
Fair market value, trading		6.6
Short-term investments
Schedule of Trading Securities and Other Trading Items [Line Items]
Debt Securities, Trading, Amortized Cost	18.0	25.6
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	0.0
Fair market value, trading	18.0	25.6
Privately-held investments
Schedule of Trading Securities and Other Trading Items [Line Items]
Debt Securities, Trading, Amortized Cost	494.9	537.7
Gross Unrealized Gains	1.4	0.6
Gross Unrealized Losses	(21.3)	(5.3)
Fair market value, trading	475.0	533.0
Total - Trading
Schedule of Trading Securities and Other Trading Items [Line Items]
Debt Securities, Trading, Amortized Cost	2,025.6	2,125.8
Gross Unrealized Gains	6.1	1.3
Gross Unrealized Losses	(67.3)	(109.4)
Fair market value, trading	1,964.4	2,017.7
U.S. government
Schedule of Trading Securities and Other Trading Items [Line Items]
Debt Securities, Trading, Amortized Cost	248.7	267.9
Gross Unrealized Gains	0.5	0.0
Gross Unrealized Losses	(3.7)	(6.3)
Fair market value, trading	245.5	261.6
Municipal
Schedule of Trading Securities and Other Trading Items [Line Items]
Debt Securities, Trading, Amortized Cost	3.3	3.9
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	(0.2)	(0.3)
Fair market value, trading	3.1	3.6
Corporate
Schedule of Trading Securities and Other Trading Items [Line Items]
Debt Securities, Trading, Amortized Cost	178.8	175.3
Gross Unrealized Gains	0.7	0.3
Gross Unrealized Losses	(8.0)	(13.5)
Fair market value, trading	171.5	162.1
Non-U.S government
Schedule of Trading Securities and Other Trading Items [Line Items]
Debt Securities, Trading, Amortized Cost	35.8	32.2
Gross Unrealized Gains	0.1	0.0
Gross Unrealized Losses	(1.1)	(1.8)
Fair market value, trading	34.8	30.4
Asset-backed securities
Schedule of Trading Securities and Other Trading Items [Line Items]
Debt Securities, Trading, Amortized Cost	936.0	970.3
Gross Unrealized Gains	2.1	0.2
Gross Unrealized Losses	(29.9)	(74.0)
Fair market value, trading	908.2	896.5
Collateralized Mortgage-Backed Securities
Schedule of Trading Securities and Other Trading Items [Line Items]
Debt Securities, Trading, Amortized Cost	25.0	24.7
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	(2.8)	(3.3)
Fair market value, trading	22.2	21.4
Non-U.S. government-backed corporate
Schedule of Trading Securities and Other Trading Items [Line Items]
Debt Securities, Trading, Amortized Cost	8.6	12.2
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	(0.3)	(0.6)
Fair market value, trading	$ 8.3	$ 11.6